CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income	$ 81	$ 88
Adjustments to reconcile net income to net cash provided by operating activities
Deferred income taxes	3	13
Depreciation	21	22
Amortization of deferred issuance costs	2	2
Interest payments, net of debt discount accretion	0	(6)
Foreign exchange loss	(2)	(4)
Stock compensation expense	3	2
Change in fair value of derivatives	10	(17)
Other	12	(1)
Changes in assets and liabilities:
Accounts, notes and other receivables	(77)	(61)
Inventories	(30)	(62)
Other assets	(18)	(10)
Accounts payable	62	116
Accrued liabilities	20	(2)
Other liabilities	5	(7)
Net cash provided by operating activities	92	73
Cash flows from investing activities:
Expenditures for property, plant and equipment	(8)	(29)
Net cash used for investing activities	(8)	(29)
Cash flows from financing activities:
Payments of long-term debt	(2)	(2)
Redemption of Series B Preferred stock	0	(186)
Payments for share repurchases	0	(2)
Payments for dividends	(42)	0
Debt financing costs	0	(6)
Net cash used for financing activities	(44)	(196)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	4	8
Net increase (decrease) in cash, cash equivalents and restricted cash	44	(144)
Cash, cash equivalents and restricted cash at beginning of the period	248	464
Cash, cash equivalents and restricted cash at end of the period	292	320
Supplemental cash flow disclosure:
Income taxes paid (net of refunds)	19	14
Interest paid	$ 10	$ 21